Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Risk management (Tables) [Abstract]
The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default

The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default.

Thousand of reais	2019	2018	2017

By maturity
Less than 1 Year	186,196,849	186,373,511	174,247,968
Between 1 and 5 years	117,841,564	99,309,551	82,513,030
More than 5 years	43,218,247	36,250,128	31,068,215
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

By internal classification of risk
Low	257,133,115	240,440,294	226,098,497
Medium-low	56,549,196	50,485,682	33,635,378
Medium	11,754,806	11,967,262	10,423,293
Medium-High	8,512,386	7,722,198	8,215,024
High	13,307,156	11,317,754	9,457,021
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

Portfolios for which reference external information represent significant data to measure the expected credit losses

To the portfolios which the Bank presents limited historic data, reference external information are used to complement internal available data. The portfolios for which reference external information represent significant data to measure the expected credit losses are present below.

			2019

		Probability of default	Default loss
	Exposure

Commercial and industrial	145,387,439	7%	40%
Real Estate Credit - construction	39,720,713	3%	10%
Individual loans	160,036,668	10%	64%
Leasing	2,111,840	2%	41%

Main indicators of credit

Below is a table showing the evolution of the main credit indicators.

	2019	2018	2017

Credit risk exposure - customers (Thousand of Reais)	391,569,227	364,193,664	330,474,249
Loans and advances to customers, gross (note 9)	347,256,660	321,933,190	287,829,213
Contingent Liabilities - Guarantees and other sureties (note 44.a)	44,312,567	42,260,474	42,645,036
Non-performing loans ratio (%) - unaudited	6.75%	6.98%	6.65%
Impairment coverage ratio (%) - unaudited	96.58%	102.42%	95.39%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	22,625,750	22,969,315	18,261,638
Cost of credit (% of risk) - unaudited	3.93%	3.90%	3.98%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

Assets with excess or insufficiency of guarantees

Below are the assets with excess or insufficiency of guarantees:

					12/31/2019
					In Reais Million
	Over-collateralized assets			Under-collateralized assets

	Carrying value of the assets	Fair value of collateral	% collateral coverage	Carrying value of the assets	Fair value of collateral	% collateral coverage
Individuals (1)	53,899	150,853	280%	2,762	2,592	94%
Mortgages	39,016	84,862	218%	3	3	86%
Very small, small and middle-market companies, corporates and foreign loans (2)	34,008	116,236	342%	33,140	26,587	80%
Total	126,923	351,951	277%	35,905	29,182	81%

(1) Vehicles and others loans.

(2) Cayman and Luxemburgo.

Relationships between macroeconomic variables and credit risks and credit losses

The Bank identified and documented the main determinants of credit risk and credit losses for each portfolio of financial instruments and, using a historical data analysis, estimated the relationships between macroeconomic variables and credit risks and credit losses.

2019

Unemployment rates	11.9%
Interest Rates	4.5%
increase in GDP	1.2%

Position of accounts subject to interest rate risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2019, 2018 and 2017. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of market. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2019
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,891	1,091	737	8,444	4,446	18,609
Debt instruments	-	3	140	188	889	1,220
Equity instruments	171	-	-	-	-	171
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other Financial Assets At Fair Value Through Profit Or Loss	4,261	802	3,981	16,737	7,075	32,856
Debt instruments	2,232	802	3,981	16,737	7,075	30,827
Equity instruments	2,029	-	-	-	-	2,029
Investments Held to Maturity	98	96	280	3,679	3,981	8,134
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	28,416	75,794	51,603	112,467	54,815	323,095
Total	106,329	77,783	56,601	141,327	70,317	452,357

Interest-bearing liabilities:

Customer Deposits and Credit Institutions	224,610	62,181	69,277	70,882	2,556	429,506
Subordinated debts	-	-	-	10,077	-	10,077
Marketable debt securities	3,677	25,781	19,125	28,134	3,475	80,192
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	256,385	89,583	89,476	118,212	9,859	563,515

					2018
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	8,193	6,155	12,013	67,606	25,964	119,931
Debt instruments	5,359	5,192	8,294	58,363	23,460	100,668
Equity instruments	807	-	-	-	-	807
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other Financial Assets At Fair Value Through Profit Or Loss	677	9,091	368	16,702	3,577	30,415
Debt instruments	379	9,091	368	16,702	3,577	30,117
Equity instruments	298	-	-	-	-	298
Investments Held to Maturity	24	521	89	3,603	3,826	8,063
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Financial Assets Measured at Amortized Cost	27,387	101,441	35,900	85,318	60,966	311,012
Total	106,384	117,208	48,370	173,229	94,333	539,524

Interest-bearing liabilities:

Deposits from credit institutions	200,818	47,172	65,606	71,413	5,343	390,352
Subordinated debts	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,353	20,875	14,612	30,138	9,715	88,693
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	257,572	69,417	83,475	111,224	28,067	549,755

					2017
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,541	1,779	6,556	29,968	10,194	54,038
Debt instruments	653	890	5,739	16,709	8,148	32,139
Equity instruments	490	-	-	-	-	490
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	2,032	1,272	17,092	46,502	23,711	90,609
Debt instruments	925	1,272	17,092	46,502	23,711	89,503
Equity instruments	1,107	-	-	-	-	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	72	13	50	479	1,008	1,622
Debt instruments	38	13	50	479	1,008	1,589
Equity instruments	33	-	-	-	-	33
Non-Current Assets Held For Sale	80	168	222	3,082	7,040	10,593
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	22,033	81,275	34,430	86,645	71,453	295,835
Total	88,809	84,507	58,351	166,677	113,406	511,750

Interest-bearing liabilities:

Deposits from credit institutions	150,719	46,254	62,605	69,778	5,119	334,474
Subordinated debts	-	789	257	7,784	-	8,829
Marketable debt securities	4,436	36,208	12,313	15,544	847	69,348
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,304	83,909	75,679	105,349	8,251	465,492

Position of accounts subject to currency risk

Currency Risk

			2019
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	12,406	224	1	12,631
Loans and advances to customers	4,776	1,920	-	6,696
Investments in Foreign Subsidiaries and Dependence	50,193	3,557	-	53,750
Derivatives	150,538	13,053	9,712	173,303
Others	10,521	574	-	11,095
Total	228,434	19,328	9,713	257,475

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	59,416	925	49	60,390
Derivatives	169,136	20,184	8,515	197,835
Others	-	60	1,009	1,069
Total	228,552	21,169	9,573	259,294

			2018
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	348,797	-	-	348,797
Loans and advances to customers	4,505	155	-	4,660
Investments in Foreign Subsidiaries and Dependence	45,345	3,390	-	48,735
Derivatives	231,240	18,163	2,490	251,893
Others	23,619	1,974	42	25,635
Total	653,506	23,682	2,532	679,720

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	390,418	462	145	391,025
Derivatives	262,396	24,809	2,391	289,596
Others	1,007	-	-	1,007
Total	653,821	25,271	2,536	681,628

			2017
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	54,380	11,684	10,377	76,442
Loans and advances to customers	3,818	321	-	4,139
Investments in Foreign Subsidiaries and Dependence	36,613	3,010	-	39,623
Derivatives	262,092	45,317	9,640	317,049
Others	46,200	13,028	6,237	65,465
Total	403,102	73,361	26,254	502,717

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	32,962	3,047	17	36,025
Derivatives	277,358	54,633	9,294	341,284
Others	93,821	15,975	17,068	126,864
Total	404,140	73,654	26,378	504,173

Customers Funding

The Bank has different funding sources, both in products and mix of clients, with a healthy distribution between the segments. The total of clients resources is presented bellow:

					In millions of Reais
Customers Funding	2019			2018
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	29,524	29,524	100%	18,854	18,854	100%
Savings accounts	49,040	49,040	100%	46,068	46,068	100%
Time deposits	53,321	190,344	28%	49,771	190,971	26%
Interbank deposit	871	4,299	20%	863	4,118	21%
Funds from acceptances and issuance of securities	3,921	85,963	5%	3,681	70,110	5%
Borrowings and Onlendings	5,077	54,880	9%	5,181	45,936	11%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	10,175	2%	9,857	19,666	50%
Total	141,754	424,225	33%	134,275	395,723	34%

					In millions of Reais
Customers Funding				2017
				0 a 30 days	Total	%
Demand deposits				15,252	15,252	100%
Savings accounts				40,570	40,570	100%
Time deposits				39,549	170,570	23%
Interbank deposit				622	3,244	19%
Funds from acceptances and issuance of securities				4,436	69,348	6%
Borrowings and Onlendings				5,606	48,304	12%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				-	8,829	0%
Total				106,035	356,117	30%

Non-Discounted Future Flows Except Derivatives

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2019
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,766	1,103	802	8,894	6,157	20,722
Debt instruments	46	15	205	638	2,600	3,504
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other financial assets at fair value through profit or loss	2,642	1,160	4,853	23,638	15,502	47,795
Debt instruments	2,642	1,160	4,853	23,638	15,502	47,795
Investments Held to Maturity	99	111	327	4,066	6,030	10,633
Financial assets at amortized cost	32,417	89,335	65,395	159,615	110,607	457,369
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	-	-	-	-	-	-
Total	108,587	91,709	71,377	196,213	138,296	606,182

Interest-bearing liabilities:

Deposits from credit institutions	3,697	26,096	19,829	31,407	4,628	85,657
Subordinated Debts / Debt Instruments Eligible to Compose Capital	4,597	1,621	1,074	9,119	3,828	20,239
Marketable debt securities	23,501	-	-	-	-	23,501
Trading derivatives	250,678	89,178	92,856	132,865	11,116	576,693
Short positions	-	-	-	-	-	-
Total	282,473	116,895	113,759	173,391	19,572	706,090

					2018
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	7,388	6,199	12,162	80,590	52,584	158,923
Debt instruments	5,361	5,236	8,443	71,347	50,080	140,467
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other financial assets at fair value through profit or loss	379	9,230	379	18,666	6,037	34,691
Debt instruments	379	9,230	379	18,666	6,037	34,691
Investments Held to Maturity	24	558	126	3,904	5,119	9,731
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Financial Assets Measured at Amortized Cost	29,234	111,216	45,564	116,107	85,637	387,758
Total	107,128	127,203	58,231	219,267	149,377	661,206

Interest-bearing liabilities:

Deposits from credit institutions	198,259	46,926	67,142	79,161	8,819	400,307
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,395	21,343	15,290	33,627	9,717	93,372
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	255,055	69,639	85,689	122,461	31,545	564,389

					2017
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,051	1,788	6,737	32,841	18,848	65,265
Debt instruments	654	899	5,919	19,582	16,801	43,856
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	925	1,283	12,695	56,167	50,329	121,399
Debt instruments	925	1,283	12,695	56,167	50,329	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	38	13	51	543	1,994	2,640
Debt instruments	38	13	51	543	1,994	2,640
Non-Current Assets Held For Sale	81	169	227	3,370	9,573	13,419
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	74,887	93,587	45,397	117,084	84,560	415,515
Total	140,034	96,840	65,107	210,005	165,304	677,290

Interest-bearing liabilities:

Deposits from credit institutions	150,979	50,936	66,571	84,274	8,191	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	807	257	7,784	-	8,848
Marketable debt securities	4,445	36,855	12,904	18,421	866	73,491
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,573	89,257	80,236	122,722	11,342	496,130

Sensibilities

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2019 and 2018, reaching a maximum of R$134 million in December 2019. The sensitivity value decreased R$202 million during 2019, reaching a maximum of R$2,342 million in October. The main factors that occurred in 2019 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio's decayment  update of implicit methodology on cash flow of the Bank's products and liquidity.

Million of Reais
	2019	2018	2017
Sensibilities
Net Interest Margin	334	200	378
Market Value of Equity	2,063	1,861	2,066
Value at Risk - Balance
VaR	1,755	1,744	1,380

Trading portfolio

Trading portfolio

		2019
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(21,481)	(269,501)	(539,003)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(1,940)	(8,513)	(17,025)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,612)	(370)	(739)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(7,349)	(7,472)	(14,943)
Foreign currency	Exposures subject to foreign exchange	(2,132)	(53,297)	(106,594)
Inflation	Exposures subject to change in coupon rates of price indexes	(6,527)	(13,446)	(26,892)
Shares and Indexes	Exposures subject to change in shares price	(1,815)	(45,365)	(90,731)
Commodities	Exposures subject to change in commodities' prices	(3)	(67)	(133)
Total (1)		(46,859)	(398,031)	(796,060)

(1) Amounts net of taxes.

Portfolio Banking

Portfolio Banking

		2019
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(35,618)	(497,773)	(992,076)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(52,084)	(644,255)	(928,539)
Inflation	Exposures subject to change in coupon rates of price indexes	(61,225)	(370,602)	(734,662)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(54,233)	(720,883)	(1,385,597)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(7,108)	(93,628)	(178,749)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(4,716)	(80,963)	(144,169)
Foreign Currency	Exposures subject to Foreign Exchange	(761)	(19,022)	(38,043)
Total (1)		(215,744)	(2,427,126)	(4,401,836)

(1) Amounts net of taxes.

Risk Type

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and materials assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2019	2018	2017
Risk Type	New Methodology	New Methodology	New Methodology
Credit	72%	72%	70%
Market	2%	2%	4%
ALM	5%	8%	4%
Business	3%	6%	8%
Operational	7%	5%	6%
Fixed Assets	2%	1%	2%
Intangible Assets	1%	0%	1%
Pension Funds	4%	1%	1%
Deferred Tax Assets	5%	5%	4%
TOTAL	100%	100%	100%